The Vintage Funds
                              429 North Pennsylvania Street
                               Indianapolis, Indiana 46204



FILED VIA EDGAR

February 2, 1996

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re: The Vintage Funds;
         File Nos. 33-89078 and 811-8968;
         Certification Pursuant to Rule 497(j)


Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), The Vintage Funds (the "Fund") hereby certifies that:

     1. The Fund's Prospectus and Statement of Additional Information, each dated January 29, 1996, do not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 3 to the Fund's Registration Statement on Form N-1A filed January 29, 1996, which is the most recent amendment to the Fund's Registration Statement; and

     2.  The text of Post-Effective Amendment No. 3 to the Fund's
Registration Statement was filed electronically.

                              Very truly yours,

                              THE VINTAGE FUNDS


                              By: /s/ Timothy L. Ashburn

                              Timothy L. Ashburn
                              President